Subsequent Events (Details Narrative) - USD ($)	Apr. 26, 2016	Apr. 05, 2016	Mar. 10, 2016	Mar. 03, 2016	Mar. 02, 2016	Feb. 25, 2016	Feb. 19, 2016	Feb. 12, 2016	Jan. 15, 2016	Jan. 11, 2016	Feb. 04, 2016	Dec. 28, 2015	Dec. 21, 2015	Aug. 31, 2011
Proceeds received from issuance of common stock subscription, amount												$ 100,000	$ 50,000	$ 50,000
Common shares issued from subscriptions												10,000,000	5,000,000
Price per share of common shares issued												$ 0.01	$ .01
Subsequent events
Shares issued for cash, shares										15,000,000
Shares issued for cash, amount										$ 150,000
Shares issued for cash, price per share										$ 0.01
Shares issued upon conversion of convertible notes payable, shares	3,029,556	2,500,000	1,800,000	1,400,000	2,686,968	1,100,000	2,298,850	1,000,000	2,068,965
Shares issued upon conversion of convertible notes payable, amount	$ 10,000	$ 10,650	$ 8,316	$ 6,636	$ 12,000	$ 5,544	$ 12,000	$ 5,300	$ 12,000
Shares issued upon conversion of convertible notes payable, accrued interest amount	$ 2,300
Proceeds received from issuance of common stock subscription, amount											$ 50,000
Common shares issued from subscriptions											5,000,000
Price per share of common shares issued											$ 0.01